                                            File No. 33-23351, 811-5626
                                            Filed under Rule 497(e)

                    Golden American Life Insurance Company

                             Prospectus Supplement

                                December 31, 1998

                                    to the
                      Prospectuses dated May 1, 1998, as
         supplemented June 8, 1998, July 17, 1998 and August 18, 1998 for
                      Deferred Variable Annuity Contracts
                    (the "GoldenSelect/r/ DVA Prospectus"),

                issued by Golden American Life Insurance Company


   |-------------------------------------------------------------------------|
   | The  following  sentence is added  to the end  of the subsection titled |
   | "Selling the Contract" beginning on page 33 of your prospectus.         |
   |                                                                         |
   | Additionally, we intend to reimburse registered representatives for any | | covered actual expenses they incur with regard to the distribution of | | the Contract as provided for under the non-cash compensation regulation |
   | recently adopted by the NASD and approved by the SEC.                   |
   |                                                                         |
   |-------------------------------------------------------------------------|

     This supplement should be retained with your GoldenSelect/r/ Prospectus.


     G3107-PAY                                                       12/31/98

                                            File No. 33-23351, 811-5626
                                            Filed under Rule 497(e)

                    Golden American Life Insurance Company

                             Prospectus Supplement

                                December 31, 1998

                                    to the
                      Prospectuses dated May 1, 1998, as
         supplemented June 8, 1998, July 17, 1998 and August 18, 1998 for
                      Deferred Variable Annuity Contracts
                   (the "GoldenSelect/r/ DVA Series 100 Prospectus"),

                issued by Golden American Life Insurance Company


   |-------------------------------------------------------------------------|
   | The  following  sentence is added  to the end  of the subsection titled |
   | "Selling the Contract" beginning on page 32 of your prospectus.         |
   |                                                                         |
   | Additionally, we intend to reimburse registered representatives for any | | covered actual expenses they incur with regard to the distribution of | | the Contract as provided for under the non-cash compensation regulation |
   | recently adopted by the NASD and approved by the SEC.                   |
   |                                                                         |
   |-------------------------------------------------------------------------|

     This supplement should be retained with your GoldenSelect/r/ Prospectus.


     G3207-PAY                                                       12/31/98